Document and Entity Information	Aug. 12, 2021
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 12, 2021
Entity Registrant Name	SOTHERLY HOTELS INC.
Entity Central Index Key	0001301236
Entity Emerging Growth Company	false
Entity File Number	001-32379
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	20-1531029
Entity Address, Address Line One	306 South Henry Street, Suite 100
Entity Address, City or Town	Williamsburg
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	23185
City Area Code	757
Local Phone Number	229-5648
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Stock [Member]
Document Information [Line Items]
Title of each class	Common Stock, $0.01 par value
Trading Symbol	SOHO
Name of each exchange on which registered	NASDAQ
8.0% Series B Cumulative Redeemable Perpetual Preferred Stock [Member]
Document Information [Line Items]
Title of each class	8.0% Series B Cumulative Redeemable Perpetual Preferred Stock, $0.01 par value
Trading Symbol	SOHOB
Name of each exchange on which registered	NASDAQ
7.875% Series B Cumulative Redeemable Perpetual Preferred Stock [Member]
Document Information [Line Items]
Title of each class	7.875% Series C Cumulative Redeemable Perpetual Preferred Stock, $0.01 par value
Trading Symbol	SOHOO
Name of each exchange on which registered	NASDAQ
8.25% Series D Cumulative Redeemable Perpetual Preferred Stock [Member]
Document Information [Line Items]
Title of each class	8.25% Series D Cumulative Redeemable Perpetual Preferred Stock, $0.01 par value
Trading Symbol	SOHON
Name of each exchange on which registered	NASDAQ
Sotherly Hotels LP [Member]
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 12, 2021
Entity Registrant Name	SOTHERLY HOTELS LP
Entity Central Index Key	0001301236
Entity Emerging Growth Company	false
Entity File Number	001-36091
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	20-1965427
Entity Address, Address Line One	306 South Henry Street, Suite 100
Entity Address, City or Town	Williamsburg
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	23185
City Area Code	757
Local Phone Number	229-5648
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false